Loans from Related Party (Details) $ in Thousands	Dec. 31, 2024 USD ($)
David Leb [Member]
Loans from Related Party [Line Items]
Loan agreement amount	$ 1,011
First Loan Agreement [Member]
Loans from Related Party [Line Items]
Loan amount	$ 200
Annual interest rate	4.00%
Second Loan Agreement [Member]
Loans from Related Party [Line Items]
Loan amount	$ 800
Annual interest rate	4.00%